Non-Controlling Interest	12 Months Ended
Jul. 31, 2021
Non Controlling Interest [Abstract]
Non-Controlling Interest

33. Non-Controlling Interest

The change in non-controlling interests is as follows.

	July 31, 2021	July 31, 2020
Balance, Beginning of year	$3,379	$-
Non-controlling interest acquired on business combination	(1,340)	-
Partnership contributions	81	3,379
Share of comprehensive loss for the period	(133)	-
Balance, End of year	$1,987	$3,379

Keystone Isolation Technology Inc

The Company holds a 60% interest in Keystone Isolation Technology Inc. ("KIT") which is intended to principally operate out of Belleville Facility, and the remaining 40% represents the non-controlling interest held by Chroma Global Technologies Ltd (the "Partner"). Under the terms of the shareholder agreement, the Company has contributed cash of $4,699 (USD$3,100). During the year ended July 31, 2021, the Partner contributed capital equipment in-kind of $371 as required under the terms of the shareholders agreement. There remains approximately $325 of an in-kind commissioning contribution to satisfy the acquisition terms of the shareholders agreement. KIT had no revenues or expenses during the year ended July 31, 2021 and the year ended July 31, 2020.The following table summarizes the information relating to the Company's non-controlling interest in KIT.

	July 31, 2021	July 31, 2020
Current assets	$-	$-
Non-current assets	8,651	7,455
Current liabilities	-	-
Non-current liabilities	-	-
Non-controlling interest (%)	40%	40%
Non-controlling interest	$3,460	$3,379

ZenPharm Limited

The Company holds a 60% interest in ZenPharm Limited ("ZenPharm") obtained through the acquisition of Zenabis on June 1, 2021. ZenPharm was formed to service the European medical cannabis market. The following table is the summarized financial information of ZenPharm

July 31, 2021
Current assets	$313
Non-current assets	141
Current liabilities	(3,233)
Non-current liabilities	-
Accumulated deficit	(133)
Non-controlling interest (%)	40%
Non-controlling interest	$(1,475)